UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Equity Income Fund

June 15, 2022

PGIM Jennison Global Equity Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	-3.00	-3.41	7.34	8.24

Class C	-3.32	0.54	7.79	8.06

Class R	-3.15	1.90	8.24	8.56

Class Z	-2.81	2.50	8.88	9.14

Class R6	-2.76	2.63	8.95	9.25

MSCI All Country World ND Index

	-11.63	-5.44	9.46	9.21

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

MSCI All Country World ND Index—The MSCI All Country World ND Index (MSCI ACWI ND Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Equity Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets
American Campus Communities, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	4.2%
AbbVie, Inc.	Biotechnology	United States	4.2%
Zurich Insurance Group AG	Insurance	Switzerland	3.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	3.8%
Prologis, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	3.8%
AXA SA	Insurance	France	3.4%
Linde plc	Chemicals	United Kingdom	3.2%
MetLife, Inc.	Insurance	United States	3.1%
Enbridge, Inc.	Oil, Gas & Consumable Fuels	Canada	2.9%
National Grid plc	Multi-Utilities	United Kingdom	2.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Equity Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Equity Income Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 970.00	1.13%	$5.52
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class C	Actual	$1,000.00	$ 966.80	1.93%	$9.41
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64

Class R	Actual	$1,000.00	$ 968.50	1.44%	$7.03
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$ 971.90	0.87%	$4.25
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Class R6	Actual	$1,000.00	$ 972.40	0.80%	$3.91
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS — 95.9%
Canada — 7.1%
BCE, Inc.	323,375	$17,192,630
Canadian National Railway Co.	80,511	9,469,704
Enbridge, Inc.	604,115	26,362,579
Pembina Pipeline Corp.	315,746	11,947,544

		64,972,457

France — 11.9%
AXA SA	1,190,688	31,364,352
Cie Generale des Etablissements Michelin SCA	130,285	16,145,295
Sanofi	184,056	19,466,148
TotalEnergies SE, ADR	325,869	15,873,079
Veolia Environnement SA	612,137	17,966,690
Vinci SA	92,190	8,908,053

		109,723,617

Germany — 0.6%
BASF SE	109,635	5,783,799

Netherlands — 0.8%
Akzo Nobel NV	80,901	7,005,920

South Korea — 0.9%
Samsung Electronics Co. Ltd.	162,140	8,599,492

Spain — 3.4%
Ferrovial SA	333,121	8,553,675
Iberdrola SA	1,972,288	22,640,120

		31,193,795

Switzerland — 3.9%
Zurich Insurance Group AG	77,892	35,449,978

Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,813	15,223,142

United Kingdom — 9.4%
AstraZeneca PLC, ADR	269,284	17,880,458
Linde PLC	93,008	29,014,776
National Grid PLC	1,732,293	25,852,850
Reckitt Benckiser Group PLC	169,885	13,334,041

		86,082,125

United States — 56.2%
AbbVie, Inc.	260,770	38,301,899
American Campus Communities, Inc., REIT	594,461	38,443,793
American Electric Power Co., Inc.	83,926	8,317,906
Apple, Inc.	222,371	35,056,788

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Bristol-Myers Squibb Co.	221,645	$16,683,219
Caterpillar, Inc.	50,491	10,630,375
Corning, Inc.	262,350	9,232,096
Deere & Co.	41,628	15,716,651
Dow, Inc.	207,496	13,798,484
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	165,300
Home Depot, Inc. (The)	24,269	7,290,408
Johnson Controls International PLC	283,377	16,965,781
JPMorgan Chase & Co.	204,582	24,418,907
Lam Research Corp.	17,507	8,154,060
McDonald’s Corp.	52,635	13,114,537
MetLife, Inc.	429,504	28,209,823
Microsoft Corp.	47,977	13,314,577
PepsiCo, Inc.	118,912	20,418,380
PNC Financial Services Group, Inc. (The)	108,828	18,076,331
Procter & Gamble Co. (The)	127,253	20,430,469
Prologis, Inc., REIT	216,287	34,668,643
Public Service Enterprise Group, Inc.	152,051	10,591,873
QUALCOMM, Inc.	122,975	17,178,378
Texas Instruments, Inc.	136,583	23,253,256
Truist Financial Corp.	321,480	15,543,558
Union Pacific Corp.	78,249	18,332,958
United Parcel Service, Inc. (Class B Stock)	55,088	9,914,738
Walmart, Inc.	100,336	15,350,405
Williams Cos., Inc. (The)	420,952	14,434,444

		516,008,037

TOTAL COMMON STOCKS (cost $671,453,701)		880,042,362

PREFERRED STOCKS — 3.6%
Canada — 2.0%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	267,008	18,276,697

See Notes to Financial Statements.

10

	Shares	Value
PREFERRED STOCKS (continued)
United States — 1.6%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23(a)	67,581	$8,353,688
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	4,872	6,721,411

		15,075,099

TOTAL PREFERRED STOCKS (cost $24,980,500)		33,351,796

TOTAL LONG-TERM INVESTMENTS (cost $696,434,201)		913,394,158

SHORT-TERM INVESTMENTS — 0.5%

AFFILIATED MUTUAL FUND — 0.1%
PGIM Institutional Money Market Fund (cost $958,453; includes $953,190 of cash collateral for securities on loan)(b)(wa)	961,186	960,417

UNAFFILIATED FUND — 0.4%
Dreyfus Government Cash Management (Institutional Shares)	3,667,235	3,667,235

(cost $3,667,235)

TOTAL SHORT-TERM INVESTMENTS (cost $4,625,688)		4,627,652

TOTAL INVESTMENTS—100.0%
(cost $701,059,889)		918,021,810
Liabilities in excess of other assets — (0.0)%		(433,992)

NET ASSETS — 100.0%		$917,587,818

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $165,300 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $978,081; cash collateral of $953,190 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $165,300 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Canada	$64,972,457	$—	$—
France	15,873,079	93,850,538	—
Germany	—	5,783,799	—
Netherlands	—	7,005,920	—
South Korea	—	8,599,492	—
Spain	—	31,193,795	—
Switzerland.	—	35,449,978	—
Taiwan	15,223,142	—	—
United Kingdom.	46,895,234	39,186,891	—
United States	515,842,737	—	165,300
Preferred Stocks
Canada	18,276,697	—	—
United States	15,075,099	—	—
Short-Term Investments
Affiliated Mutual Fund	960,417	—	—
Unaffiliated Fund	3,667,235	—	—

Total	$696,786,097	$221,070,413	$165,300

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Insurance	10.4%
Equity Real Estate Investment Trusts (REITs)	8.0
Oil, Gas & Consumable Fuels	7.5
Semiconductors & Semiconductor Equipment	7.0
Banks	6.4
Chemicals	6.1
Multi-Utilities	5.8
Pharmaceuticals	5.8
Technology Hardware, Storage & Peripherals	4.7
Biotechnology	4.2
Household Products	3.7
Electric Utilities	3.4
Road & Rail	3.0
Machinery	2.9
Auto Components	2.7
Beverages	2.2
Commercial Services & Supplies	2.0
Construction & Engineering	1.9
Diversified Telecommunication Services	1.9
Building Products	1.8

Food & Staples Retailing	1.7%
Software	1.4
Hotels, Restaurants & Leisure	1.4
Air Freight & Logistics	1.1
Electronic Equipment, Instruments & Components	1.0
Specialty Retail	0.8
Life Sciences Tools & Services	0.7
Unaffiliated Fund	0.4
Affiliated Mutual Fund (0.1% represents investments purchased with collateral from securities on loan)	0.1
Diversified Financial Services	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$978,081	$(953,190)	$24,891

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $978,081:
Unaffiliated investments (cost $700,101,436)	$917,061,393
Affiliated investments (cost $958,453)	960,417
Cash	23
Foreign currency, at value (cost $37,143)	36,214
Tax reclaim receivable	2,449,897
Dividends and interest receivable	1,280,379
Receivable for Fund shares sold	1,037,450
Prepaid expenses and other assets	206,825

Total Assets	923,032,598

Liabilities
Payable for Fund shares purchased	3,467,366
Payable to broker for collateral for securities on loan	953,190
Management fee payable	582,143
Distribution fee payable	191,182
Accrued expenses and other liabilities	165,706
Affiliated transfer agent fee payable	85,193

Total Liabilities	5,444,780

Net Assets	$917,587,818

Net assets were comprised of:
Common stock, at par	$ 64,611
Paid-in capital in excess of par	662,442,049
Total distributable earnings (loss)	255,081,158

Net assets, April 30, 2022	$917,587,818

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($635,580,014 ÷ 44,371,150 shares of common stock issued and outstanding)	$14.32
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.15

Class C
Net asset value, offering price and redemption price per share,
($51,838,074 ÷ 4,158,436 shares of common stock issued and outstanding)	$12.47

Class R
Net asset value, offering price and redemption price per share,
($20,790,894 ÷ 1,451,420 shares of common stock issued and outstanding)	$14.32

Class Z
Net asset value, offering price and redemption price per share,
($196,737,070 ÷ 13,748,745 shares of common stock issued and outstanding)	$14.31

Class R6
Net asset value, offering price and redemption price per share,
($12,641,766 ÷ 881,174 shares of common stock issued and outstanding)	$14.35

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $758,706 foreign withholding tax)	$11,899,914
Income from securities lending, net (including affiliated income of $19,603)	22,217
Affiliated dividend income	1,151

Total income	11,923,282

Expenses
Management fee	3,635,954
Distribution fee(a)	1,415,414
Transfer agent’s fees and expenses (including affiliated expense of $173,679)(a)	568,275
Custodian and accounting fees	54,115
Registration fees(a)	30,922
Shareholders’ reports	23,119
Audit fee	13,389
Legal fees and expenses	11,684
Directors’ fees	10,038
Miscellaneous	15,369

Total expenses	5,778,279
Less: Fee waiver and/or expense reimbursement(a)	(4,686)
Distribution fee waiver(a)	(197,614)

Net expenses	5,575,979

Net investment income (loss)	6,347,303

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,286))	37,576,737
Foreign currency transactions	2,949

37,579,686

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,721))	(71,233,024)
Foreign currencies	(122,346)

(71,355,370)

Net gain (loss) on investment and foreign currency transactions	(33,775,684)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(27,428,381)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,018,011	313,566	83,837	—	—
Transfer agent’s fees and expenses	399,544	47,083	17,501	103,807	340
Registration fees	8,022	5,544	2,787	7,768	6,801
Fee waiver and/or expense reimbursement	—	—	—	—	(4,686)
Distribution fee waiver	(169,669)	—	(27,945)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,347,303	$ 17,086,668
Net realized gain (loss) on investment and foreign currency transactions	37,579,686	37,048,190
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(71,355,370)	238,625,226

Net increase (decrease) in net assets resulting from operations	(27,428,381)	292,760,084

Dividends and Distributions
Distributions from distributable earnings
Class A	(28,154,269)	(49,040,061)
Class C	(2,872,584)	(12,619,570)
Class R	(895,316)	(1,736,360)
Class Z	(8,953,359)	(18,128,506)
Class R6	(569,580)	(526,894)

	(41,445,108)	(82,051,391)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,493,904	35,483,378
Net asset value of shares issued in reinvestment of dividends and distributions	37,644,713	74,373,343
Cost of shares purchased	(78,823,866)	(197,913,167)

Net increase (decrease) in net assets from Fund share transactions	(25,685,249)	(88,056,446)

Total increase (decrease)	(94,558,738)	122,652,247

Net Assets:
Beginning of period	1,012,146,556	889,494,309

End of period	$ 917,587,818	$1,012,146,556

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.39		$12.40	$14.45	$16.18	$16.75	$14.68
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.26	0.29	0.44	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.54)		3.90	(0.70)	0.62	(0.01)	2.11
Total from investment operations	(0.44)		4.15	(0.44)	0.91	0.43	2.45
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.25)	(0.29)	(0.29)	(0.43)	(0.38)
Distributions from net realized gains	(0.57)		(0.91)	(1.32)	(2.35)	(0.57)	-
Total dividends and distributions	(0.63)		(1.16)	(1.61)	(2.64)	(1.00)	(0.38)
Net asset value, end of period	$14.32		$15.39	$12.40	$14.45	$16.18	$16.75
Total Return(b):	(3.00)%		34.94%	(3.76)%	9.02%	2.45%	16.88%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$636		$690	$518	$603	$580	$680
Average net assets (in millions)	$684		$653	$544	$570	$648	$809
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13	%(e)	1.14%	1.15%	1.16%	1.15%	1.14%
Expenses before waivers and/or expense reimbursement	1.18	%(e)	1.19%	1.20%	1.21%	1.20%	1.19%
Net investment income (loss)	1.29	%(e)	1.72%	1.98%	2.02%	2.58%	2.18%
Portfolio turnover rate(f)	8%		12%	97%	77%	88%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.48		$10.99	$12.99	$14.84	$15.45	$13.57
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.16	0.18	0.29	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.45)		3.44	(0.62)	0.52	- (b)	1.95
Total from investment operations	(0.42)		3.57	(0.46)	0.70	0.29	2.16
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.17)	(0.22)	(0.20)	(0.33)	(0.28)
Distributions from net realized gains	(0.57)		(0.91)	(1.32)	(2.35)	(0.57)	-
Total dividends and distributions	(0.59)		(1.08)	(1.54)	(2.55)	(0.90)	(0.28)
Net asset value, end of period	$12.47		$13.48	$10.99	$12.99	$14.84	$15.45
Total Return(c):	(3.32)%		33.98%	(4.46)%	8.27%	1.70%	16.03%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$52		$71	$151	$295	$505	$658
Average net assets (in millions)	$63		$105	$221	$399	$597	$786
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.93	%(f)	1.88%	1.87%	1.85%	1.87%	1.89%
Expenses before waivers and/or expense reimbursement	1.93	%(f)	1.88%	1.87%	1.85%	1.87%	1.89%
Net investment income (loss)	0.48	%(f)	1.02%	1.37%	1.38%	1.84%	1.45%
Portfolio turnover rate(g)	8%		12%	97%	77%	88%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	19

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.39		$12.40	$14.45	$16.18	$16.75	$14.68
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	0.22	0.25	0.38	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		3.90	(0.70)	0.62	- (b)	2.10
Total from investment operations	(0.46)		4.11	(0.48)	0.87	0.38	2.41
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.21)	(0.25)	(0.25)	(0.38)	(0.34)
Distributions from net realized gains	(0.57)		(0.91)	(1.32)	(2.35)	(0.57)	-
Total dividends and distributions	(0.61)		(1.12)	(1.57)	(2.60)	(0.95)	(0.34)
Net asset value, end of period	$14.32		$15.39	$12.40	$14.45	$16.18	$16.75
Total Return(c):	(3.15)%		34.53%	(4.07)%	8.69%	2.12%	16.59%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21		$23	$20	$26	$28	$37
Average net assets (in millions)	$23		$23	$23	$27	$33	$40
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.44	%(f)	1.45%	1.49%	1.44%	1.48%	1.39%
Expenses before waivers and/or expense reimbursement	1.69	%(f)	1.70%	1.74%	1.69%	1.73%	1.64%
Net investment income (loss)	0.97	%(f)	1.42%	1.69%	1.76%	2.24%	1.95%
Portfolio turnover rate(g)	8%		12%	97%	77%	88%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.37		$12.39	$14.44	$16.18	$16.74	$14.67
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.30	0.33	0.48	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		3.89	(0.70)	0.61	0.01	2.11
Total from investment operations	(0.41)		4.18	(0.40)	0.94	0.49	2.49
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.29)	(0.33)	(0.33)	(0.48)	(0.42)
Distributions from net realized gains	(0.57)		(0.91)	(1.32)	(2.35)	(0.57)	-
Total dividends and distributions	(0.65)		(1.20)	(1.65)	(2.68)	(1.05)	(0.42)
Net asset value, end of period	$14.31		$15.37	$12.39	$14.44	$16.18	$16.74
Total Return(b):	(2.81)%		35.26%	(3.49)%	9.28%	2.79%	17.18%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$197		$214	$197	$328	$452	$566
Average net assets (in millions)	$211		$215	$249	$375	$507	$861
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.87	%(e)	0.87%	0.88%	0.87%	0.88%	0.90%
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.87%	0.88%	0.87%	0.88%	0.90%
Net investment income (loss)	1.55	%(e)	2.00%	2.31%	2.33%	2.82%	2.46%
Portfolio turnover rate(f)	8%		12%	97%	77%	88%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	21

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.41		$12.42	$14.47	$16.20	$16.77	$14.69
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.28	0.29	0.34	0.52	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)		3.92	(0.68)	0.62	(0.03)	2.09
Total from investment operations	(0.40)		4.20	(0.39)	0.96	0.49	2.51
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.30)	(0.34)	(0.34)	(0.49)	(0.43)
Distributions from net realized gains	(0.57)		(0.91)	(1.32)	(2.35)	(0.57)	-
Total dividends and distributions	(0.66)		(1.21)	(1.66)	(2.69)	(1.06)	(0.43)
Net asset value, end of period	$14.35		$15.41	$12.42	$14.47	$16.20	$16.77
Total Return(b):	(2.76)%		35.33%	(3.39)%	9.41%	2.81%	17.32%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13		$13	$4	$3	$4	$3
Average net assets (in millions)	$14		$9	$3	$4	$4	$4
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.93%	1.23%	0.96%	1.19%	0.80%
Net investment income (loss)	1.62	%(e)	1.90%	2.26%	2.39%	3.08%	2.68%
Portfolio turnover rate(f)	8%		12%	97%	77%	88%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Equity Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.745% of average daily net assets up to $500 million;	0.74%
0.73% of average daily net assets over $500 million to $1 billion;
0.625% of average daily net assets over $1 billion to $2.5 billion;
0.600% of average daily net assets over $2.5 billion to $7.5 billion;
0.580% of average daily net assets over $7.5 billion to $10 billion;
0.560% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 28, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

28

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$80,191	$1,006
C	—	345

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Global Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$75,050,235	$136,115,163

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 2,298,779	$ 23,099,046	$ 25,397,825	$ —	$ —	$ —	—	$ 1,151

PGIM Institutional Money Market Fund(1)(b)(wa)
9,606,624	111,077,360	119,717,560	(3,721)	(2,286)	960,417	961,186	19,603	(2)
$11,905,403	$134,176,406	$145,115,385	$(3,721)	$(2,286)	$960,417		$20,754

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$703,303,301	$232,175,182	$(17,456,673)	$214,718,509

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on

PGIM Jennison Global Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 2,770,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	400,000,000
B	20,000,000
C	300,000,000
R	75,000,000
Z	1,250,000,000
T	650,000,000
R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	17,100	0.1%
C	571	0.1
R	365,726	25.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	58.9

32

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	481,598	$7,260,630

Shares issued in reinvestment of dividends and distributions	1,733,156	25,900,544

Shares purchased	(3,217,483)	(48,451,979)

Net increase (decrease) in shares outstanding before conversion	(1,002,729)	(15,290,805)

Shares issued upon conversion from other share class(es)	916,257	13,869,136

Shares purchased upon conversion into other share class(es)	(390,670)	(5,864,385)

Net increase (decrease) in shares outstanding	(477,142)	$(7,286,054)

Year ended October 31, 2021:

Shares sold	1,143,475	$16,198,652

Shares issued in reinvestment of dividends and distributions	3,303,325	44,678,508

Shares purchased	(7,560,520)	(108,572,291)

Net increase (decrease) in shares outstanding before conversion	(3,113,720)	(47,695,131)

Shares issued upon conversion from other share class(es)	6,753,616	95,779,647

Shares purchased upon conversion into other share class(es)	(585,963)	(8,509,989)

Net increase (decrease) in shares outstanding	3,053,933	$39,574,527

Class C

Six months ended April 30, 2022:

Shares sold	75,572	$992,183

Shares issued in reinvestment of dividends and distributions	216,060	2,814,796

Shares purchased	(398,835)	(5,283,170)

Net increase (decrease) in shares outstanding before conversion	(107,203)	(1,476,191)

Shares purchased upon conversion into other share class(es)	(1,032,355)	(13,637,453)

Net increase (decrease) in shares outstanding	(1,139,558)	$(15,113,644)

Year ended October 31, 2021:

Shares sold	233,021	$2,936,540

Shares issued in reinvestment of dividends and distributions	1,057,685	12,453,637

Shares purchased	(2,023,663)	(25,201,049)

Net increase (decrease) in shares outstanding before conversion	(732,957)	(9,810,872)

Shares purchased upon conversion into other share class(es)	(7,671,067)	(95,567,957)

Net increase (decrease) in shares outstanding	(8,404,024)	$(105,378,829)

PGIM Jennison Global Equity Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended April 30, 2022:

Shares sold	30,627	$462,955

Shares issued in reinvestment of dividends and distributions	59,904	895,316

Shares purchased	(137,485)	(2,086,026)

Net increase (decrease) in shares outstanding	(46,954)	$(727,755)

Year ended October 31, 2021:

Shares sold	89,838	$1,291,516

Shares issued in reinvestment of dividends and distributions	128,681	1,736,360

Shares purchased	(305,877)	(4,417,458)

Net increase (decrease) in shares outstanding	(87,358)	$(1,389,582)

Class Z

Six months ended April 30, 2022:

Shares sold	341,548	$5,128,090

Shares issued in reinvestment of dividends and distributions	500,584	7,465,515

Shares purchased	(1,383,259)	(20,758,540)

Net increase (decrease) in shares outstanding before conversion	(541,127)	(8,164,935)

Shares issued upon conversion from other share class(es)	427,688	6,425,194

Shares purchased upon conversion into other share class(es)	(64,780)	(978,720)

Net increase (decrease) in shares outstanding	(178,219)	$(2,718,461)

Year ended October 31, 2021:

Shares sold	760,473	$10,798,529

Shares issued in reinvestment of dividends and distributions	1,109,981	14,980,331

Shares purchased	(4,021,149)	(57,245,815)

Net increase (decrease) in shares outstanding before conversion	(2,150,695)	(31,466,955)

Shares issued upon conversion from other share class(es)	673,649	9,729,948

Shares purchased upon conversion into other share class(es)	(474,369)	(7,052,601)

Net increase (decrease) in shares outstanding	(1,951,415)	$(28,789,608)

34

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2022:

Shares sold	108,200	$1,650,046

Shares issued in reinvestment of dividends and distributions	38,023	568,542

Shares purchased	(148,842)	(2,244,151)

Net increase (decrease) in shares outstanding before conversion	(2,619)	(25,563)

Shares issued upon conversion from other share class(es)	12,271	186,228

Net increase (decrease) in shares outstanding	9,652	$160,665

Year ended October 31, 2021:

Shares sold	297,200	$4,258,141

Shares issued in reinvestment of dividends and distributions	38,289	524,507

Shares purchased	(170,661)	(2,476,554)

Net increase (decrease) in shares outstanding before conversion	164,828	2,306,094

Shares issued upon conversion from other share class(es)	378,404	5,692,360

Shares purchased upon conversion into other share class(es)	(5,101)	(71,408)

Net increase (decrease) in shares outstanding	538,131	$7,927,046

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Jennison Global Equity Income Fund	35

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $370,000, borrowed at a weighted average interest rate of 1.56%. The maximum loan outstanding amount during the period was $682,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

36

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market

PGIM Jennison Global Equity Income Fund	37

Notes to Financial Statements (unaudited) (continued)

overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value

38

and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out

PGIM Jennison Global Equity Income Fund	39

Notes to Financial Statements (unaudited) (continued)

of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Equity Income Fund	41

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	SPQAX	AGOCX	PJERX	JDEZX	PJIQX

CUSIP	74441L808	74441L873	74441L790	74441L832	74441L816

 MF203E2

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

Formerly known as PGIM QMA Mid-Cap Value Fund

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Mid-Cap Value Fund

June 15, 2022

PGIM Quant Solutions Mid-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	-0.82	-3.07	3.60	8.80	—
Class C	-1.18	0.79	3.96	8.58	—
Class R	-0.95	2.27	4.48	N/A	5.06 (12/22/2014)
Class Z	-0.65	2.88	5.08	9.70	—
Class R2	-0.82	2.50	N/A	N/A	3.18 (12/28/2017)
Class R4	-0.71	2.79	N/A	N/A	3.44 (12/28/2017)
Class R6	-0.56	3.04	5.21	9.86	—
Russell Midcap Value Index
	-4.84	0.00	8.61	11.40	—
S&P MidCap 400 Index
	-9.88	-7.03	9.29	11.40	—
Russell Midcap Index
	-12.54	-6.10	10.66	11.99	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)
	Class R (12/22/2014)	Class R2, Class R4 (12/28/2017)
Russell Midcap Value Index	8.31	7.83
S&P MidCap 400 Index	9.38	8.18
Russell Midcap Index	9.55	9.53

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index.

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Quant Solutions Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	% of Net Assets
Archer-Daniels-Midland Co.	Food Products	1.3%
Corteva, Inc.	Chemicals	1.2%
Nucor Corp.	Metals & Mining	1.2%
Realty Income Corp.	Equity Real Estate Investment Trusts (REITs)	1.2%
Aflac, Inc.	Insurance	1.1%
Consolidated Edison, Inc.	Multi-Utilities	1.1%
Weyerhaeuser Co.	Equity Real Estate Investment Trusts (REITs)	1.1%
International Flavors & Fragrances, Inc.	Chemicals	1.1%
M&T Bank Corp.	Banks	1.0%
Tyson Foods, Inc. (Class A Stock)	Food Products	1.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Mid-Cap Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Mid-Cap Value Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 991.80	1.13%	$5.58
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$ 988.20	1.95%	$9.61
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class R	Actual	$1,000.00	$ 990.50	1.45%	$7.16
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$ 993.50	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R2	Actual	$1,000.00	$ 991.80	1.23%	$6.07
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class R4	Actual	$1,000.00	$ 992.90	0.98%	$4.84
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R6	Actual	$1,000.00	$ 994.40	0.73%	$3.61
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 99.4%

Aerospace & Defense 0.1%
Textron, Inc.	5,300	$367,025

Airlines 0.3%
JetBlue Airways Corp.*	71,800	790,518

Auto Components 0.7%
BorgWarner, Inc.	48,400	1,782,572

Automobiles 0.6%
Thor Industries, Inc.(a)	19,700	1,508,035

Banks 8.1%
Bank OZK	20,600	791,452
BOK Financial Corp.(a)	8,900	738,077
Citizens Financial Group, Inc.	48,800	1,922,720
Comerica, Inc.	14,000	1,146,600
Fifth Third Bancorp	52,333	1,964,057
First Citizens BancShares, Inc. (Class A Stock)	200	127,876
FNB Corp.	56,900	655,488
Huntington Bancshares, Inc.	155,700	2,047,455
KeyCorp	102,800	1,985,068
M&T Bank Corp.	15,500	2,582,920
PacWest Bancorp	12,400	407,836
Popular, Inc. (Puerto Rico)	11,900	928,081
Prosperity Bancshares, Inc.	13,300	869,554
Regions Financial Corp.	102,800	2,130,016
Wintrust Financial Corp.	5,900	515,188
Zions Bancorp NA	24,900	1,407,099

		20,219,487

Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	34,800	1,884,072

Biotechnology 0.1%
Sage Therapeutics, Inc.*	9,000	283,680

Building Products 0.5%
Builders FirstSource, Inc.*	12,900	794,253
Owens Corning	4,000	363,720

		1,157,973

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 2.8%
Franklin Resources, Inc.(a)	65,600	$1,613,104
Invesco Ltd.	80,800	1,485,104
Janus Henderson Group PLC	9,400	286,512
Jefferies Financial Group, Inc.	46,200	1,421,112
State Street Corp.	32,700	2,189,919

		6,995,751

Chemicals 5.5%
Corteva, Inc.	52,900	3,051,801
Eastman Chemical Co.	15,600	1,601,652
Huntsman Corp.	8,700	294,669
International Flavors & Fragrances, Inc.	21,800	2,644,340
LyondellBasell Industries NV (Class A Stock)	22,800	2,417,484
Mosaic Co. (The)	33,900	2,116,038
Westlake Corp.	13,400	1,695,770

		13,821,754

Communications Equipment 0.4%
Viasat, Inc.*(a)	28,000	1,030,680

Construction & Engineering 0.2%
MDU Resources Group, Inc.(a)	22,200	571,872

Consumer Finance 1.5%
Ally Financial, Inc.	47,559	1,900,458
Synchrony Financial	53,100	1,954,611

		3,855,069

Containers & Packaging 1.7%
International Paper Co.	46,800	2,165,904
Westrock Co.	40,400	2,001,012

		4,166,916

Distributors 0.5%
LKQ Corp.	27,900	1,384,677

Diversified Financial Services 1.2%
Equitable Holdings, Inc.	61,100	1,761,513
Voya Financial, Inc.(a)	19,902	1,256,612

		3,018,125

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.7%
Lumen Technologies, Inc.(a)	174,080	$1,751,245

Electric Utilities 5.2%
Avangrid, Inc.(a)	34,600	1,534,510
Edison International	35,700	2,455,803
Entergy Corp.	7,700	915,145
Evergy, Inc.	30,700	2,082,995
Eversource Energy	8,600	751,640
FirstEnergy Corp.	16,000	692,960
NRG Energy, Inc.	1,900	68,210
Pinnacle West Capital Corp.	24,300	1,730,160
PPL Corp.	80,800	2,287,448
Xcel Energy, Inc.	5,800	424,908

		12,943,779

Electrical Equipment 0.2%
AMETEK, Inc.	300	37,878
Regal Rexnord Corp.	2,900	368,996

		406,874

Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	15,300	1,803,258
Avnet, Inc.	28,700	1,253,042
Corning, Inc.	5,600	197,064
TD SYNNEX Corp.	16,100	1,611,449

		4,864,813

Energy Equipment & Services 0.3%
Baker Hughes Co.	27,100	840,642

Entertainment 0.4%
Warner Bros Discovery, Inc.*	60,700	1,101,705

Equity Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	3,600	655,776
Cousins Properties, Inc.	43,500	1,561,650
EPR Properties	4,300	225,836
Hudson Pacific Properties, Inc.	63,300	1,473,624
JBG SMITH Properties(a)	37,700	993,772
Kilroy Realty Corp.	7,300	511,000
Kimco Realty Corp.(a)	82,761	2,096,336

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Medical Properties Trust, Inc.(a)	95,769	$1,761,192
Omega Healthcare Investors, Inc.	29,300	746,564
Realty Income Corp.	42,213	2,927,894
SL Green Realty Corp.(a)	22,395	1,550,182
Spirit Realty Capital, Inc.	7,400	321,530
STORE Capital Corp.	3,700	105,191
Ventas, Inc.	13,400	744,370
VICI Properties, Inc.	76,500	2,280,465
Vornado Realty Trust	22,900	886,459
Welltower, Inc.	5,200	472,212
Weyerhaeuser Co.	65,400	2,695,788

		22,009,841

Food & Staples Retailing 0.3%
Kroger Co. (The)	12,200	658,312

Food Products 4.0%
Archer-Daniels-Midland Co.	36,900	3,304,764
Conagra Brands, Inc.	61,000	2,130,730
J.M. Smucker Co. (The)	15,000	2,053,950
Tyson Foods, Inc. (Class A Stock)	26,900	2,506,004

		9,995,448

Gas Utilities 1.1%
Atmos Energy Corp.	8,500	963,900
UGI Corp.	50,200	1,721,860

		2,685,760

Health Care Equipment & Supplies 0.5%
Enovis Corp.*(a)	9,633	624,893
Hologic, Inc.*	1,100	79,189
Zimmer Biomet Holdings, Inc.	3,700	446,775

		1,150,857

Health Care Providers & Services 2.1%
Laboratory Corp. of America Holdings*	8,600	2,066,408
Quest Diagnostics, Inc.	13,600	1,820,224
Universal Health Services, Inc. (Class B Stock)	11,100	1,360,083

		5,246,715

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Technology 0.3%
Teladoc Health, Inc.*(a)	20,200	$681,952

Hotels, Restaurants & Leisure 0.1%
Penn National Gaming, Inc.*	6,200	226,734

Household Durables 4.5%
D.R. Horton, Inc.	26,700	1,858,053
Lennar Corp. (Class A Stock)	27,863	2,131,241
Mohawk Industries, Inc.*	13,539	1,909,811
Newell Brands, Inc.	33,251	769,761
PulteGroup, Inc.	41,147	1,718,299
Toll Brothers, Inc.	33,533	1,554,925
Whirlpool Corp.(a)	7,300	1,325,096

		11,267,186

Insurance 8.5%
Aflac, Inc.	47,500	2,720,800
Arch Capital Group Ltd.*	42,900	1,959,243
Axis Capital Holdings Ltd.	2,600	149,058
Brighthouse Financial, Inc.*	1,800	92,448
CNA Financial Corp.	33,300	1,579,752
Everest Re Group Ltd.	6,200	1,703,202
Fidelity National Financial, Inc.	44,400	1,768,008
First American Financial Corp.	18,400	1,072,904
Hartford Financial Services Group, Inc. (The)	33,100	2,314,683
Lincoln National Corp.	28,500	1,714,275
Loews Corp.	31,900	2,004,596
Markel Corp.*	500	676,640
Old Republic International Corp.	67,300	1,481,273
Principal Financial Group, Inc.(a)	30,400	2,071,456

		21,308,338

Interactive Media & Services 0.6%
IAC/InterActiveCorp*	18,400	1,524,992

Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc. (Class A Stock)	334,900	1,409,929

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 0.5%
Bread Financial Holdings, Inc.	15,200	$832,960
StoneCo Ltd. (Brazil) (Class A Stock)*	52,700	496,434

		1,329,394

Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,400	1,741,004
PerkinElmer, Inc.	1,000	146,610

		1,887,614

Machinery 2.4%
Cummins, Inc.	4,400	832,436
Esab Corp.*	10,633	499,751
Gates Industrial Corp. PLC*	111,200	1,417,800
Otis Worldwide Corp.	1,300	94,692
PACCAR, Inc.	13,600	1,129,480
Parker-Hannifin Corp.	200	54,164
Snap-on, Inc.	1,100	233,739
Westinghouse Air Brake Technologies Corp.	19,400	1,744,254

		6,006,316

Marine 0.4%
Kirby Corp.*	14,100	919,320

Media 2.7%
DISH Network Corp. (Class A Stock)*(a)	57,500	1,639,325
Fox Corp. (Class A Stock)	21,900	784,896
Fox Corp. (Class B Stock)	16,800	558,432
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,900	372,287
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	11,800	494,184
News Corp. (Class A Stock)	84,000	1,668,240
Paramount Global (Class B Stock)(a)	42,800	1,246,336

		6,763,700

Metals & Mining 4.2%
Alcoa Corp.	3,900	264,420
Cleveland-Cliffs, Inc.*	63,100	1,608,419
Nucor Corp.	19,400	3,002,732
Reliance Steel & Aluminum Co.	10,290	2,039,993

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Steel Dynamics, Inc.	23,100	$1,980,825
United States Steel Corp.	52,700	1,606,823

		10,503,212

Mortgage Real Estate Investment Trusts (REITs) 1.9%
AGNC Investment Corp.	111,600	1,225,368
Annaly Capital Management, Inc.(a)	260,624	1,673,206
New Residential Investment Corp.	140,000	1,456,000
Starwood Property Trust, Inc.	20,300	464,464

		4,819,038

Multiline Retail 0.7%
Kohl’s Corp.	30,700	1,776,916

Multi-Utilities 2.2%
CenterPoint Energy, Inc.(a)	26,700	817,287
Consolidated Edison, Inc.	29,133	2,701,794
DTE Energy Co.	7,200	943,488
Public Service Enterprise Group, Inc.	15,300	1,065,798
WEC Energy Group, Inc.	300	30,015

		5,558,382

Oil, Gas & Consumable Fuels 6.4%
Continental Resources, Inc.(a)	14,500	805,765
Coterra Energy, Inc.(a)	50,800	1,462,532
Devon Energy Corp.	1,600	93,072
Diamondback Energy, Inc.	9,300	1,173,939
DT Midstream, Inc.	17,300	929,875
EQT Corp.	29,700	1,180,575
HF Sinclair Corp.*	26,000	988,520
Marathon Oil Corp.	58,000	1,445,360
Marathon Petroleum Corp.	26,300	2,294,938
Phillips 66	26,000	2,255,760
Pioneer Natural Resources Co.	4,600	1,069,362
Valero Energy Corp.	18,700	2,084,676
Williams Cos., Inc. (The)	8,800	301,752

		16,086,126

Pharmaceuticals 1.6%
Elanco Animal Health, Inc.*	24,000	607,440
Perrigo Co. PLC	29,700	1,018,710

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Royalty Pharma PLC (Class A Stock)	11,000	$468,380
Viatris, Inc.	190,889	1,971,883

		4,066,413

Professional Services 0.7%
Clarivate PLC*	110,200	1,727,936

Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	3,100	257,424
Jones Lang LaSalle, Inc.*	8,100	1,771,713

		2,029,137

Road & Rail 2.2%
AMERCO	2,500	1,338,700
Knight-Swift Transportation Holdings, Inc.	36,900	1,767,141
Ryder System, Inc.(a)	23,741	1,659,496
Schneider National, Inc. (Class B Stock)	28,400	671,092

		5,436,429

Semiconductors & Semiconductor Equipment 1.2%
First Solar, Inc.*	17,300	1,263,419
Marvell Technology, Inc.	7,400	429,792
Qorvo, Inc.*	10,900	1,240,202

		2,933,413

Specialty Retail 0.9%
Foot Locker, Inc.	54,400	1,594,464
Penske Automotive Group, Inc.	6,900	723,258

		2,317,722

Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	143,100	2,205,171
Western Digital Corp.*	43,300	2,297,931
Xerox Holdings Corp.	83,800	1,458,120

		5,961,222

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	22,400	$1,630,272
Tapestry, Inc.	8,200	269,944

		1,900,216

Thrifts & Mortgage Finance 1.0%
MGIC Investment Corp.	100,100	1,307,306
New York Community Bancorp, Inc.(a)	129,700	1,198,428

		2,505,734

Trading Companies & Distributors 0.6%
Air Lease Corp.	39,400	1,587,032

TOTAL COMMON STOCKS (cost $216,744,971)		249,028,600

EXCHANGE-TRADED FUND 0.3%
iShares Russell Mid-Cap Value ETF(a) (cost $839,078)	6,900	775,629

TOTAL LONG-TERM INVESTMENTS (cost $217,584,049)		249,804,229

SHORT-TERM INVESTMENTS 11.2%

AFFILIATED MUTUAL FUND 10.8%
PGIM Institutional Money Market Fund (cost $27,023,938; includes $ 27,012,519 of cash collateral for securities on loan)(b)(wa)	27,056,257	27,034,612

UNAFFILIATED FUND 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,105,195)	1,105,195	1,105,195

TOTAL SHORT-TERM INVESTMENTS (cost $28,129,133)		28,139,807

TOTAL INVESTMENTS 110.9% (cost $245,713,182)		277,944,036
Liabilities in excess of other assets (10.9)%		(27,275,963)

NET ASSETS 100.0%		$250,668,073

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,700,222; cash collateral of $27,012,519 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$367,025	$—	$—
Airlines	790,518	—	—
Auto Components	1,782,572	—	—
Automobiles	1,508,035	—	—
Banks	20,219,487	—	—
Beverages	1,884,072	—	—
Biotechnology	283,680	—	—
Building Products	1,157,973	—	—
Capital Markets	6,995,751	—	—
Chemicals	13,821,754	—	—
Communications Equipment	1,030,680	—	—
Construction & Engineering	571,872	—	—
Consumer Finance	3,855,069	—	—
Containers & Packaging	4,166,916	—	—
Distributors	1,384,677	—	—
Diversified Financial Services	3,018,125	—	—
Diversified Telecommunication Services	1,751,245	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electric Utilities	$12,943,779	$—	$—
Electrical Equipment	406,874	—	—
Electronic Equipment, Instruments & Components	4,864,813	—	—
Energy Equipment & Services	840,642	—	—
Entertainment	1,101,705	—	—
Equity Real Estate Investment Trusts (REITs)	22,009,841	—	—
Food & Staples Retailing	658,312	—	—
Food Products	9,995,448	—	—
Gas Utilities	2,685,760	—	—
Health Care Equipment & Supplies	1,150,857	—	—
Health Care Providers & Services	5,246,715	—	—
Health Care Technology	681,952	—	—
Hotels, Restaurants & Leisure	226,734	—	—
Household Durables	11,267,186	—	—
Insurance	21,308,338	—	—
Interactive Media & Services	1,524,992	—	—
Internet & Direct Marketing Retail	1,409,929	—	—
IT Services	1,329,394	—	—
Life Sciences Tools & Services	1,887,614	—	—
Machinery	6,006,316	—	—
Marine	919,320	—	—
Media	6,763,700	—	—
Metals & Mining	10,503,212	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,819,038	—	—
Multiline Retail	1,776,916	—	—
Multi-Utilities	5,558,382	—	—
Oil, Gas & Consumable Fuels	16,086,126	—	—
Pharmaceuticals	4,066,413	—	—
Professional Services	1,727,936	—	—
Real Estate Management & Development	2,029,137	—	—
Road & Rail	5,436,429	—	—
Semiconductors & Semiconductor Equipment	2,933,413	—	—
Specialty Retail	2,317,722	—	—
Technology Hardware, Storage & Peripherals	5,961,222	—	—
Textiles, Apparel & Luxury Goods	1,900,216	—	—
Thrifts & Mortgage Finance	2,505,734	—	—
Trading Companies & Distributors	1,587,032	—	—
Exchange-Traded Fund	775,629	—	—
Short-Term Investments
Affiliated Mutual Fund	27,034,612	—	—
Unaffiliated Fund	1,105,195	—	—

Total	$277,944,036	$—	$—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Affiliated Mutual Fund (10.8% represents investments purchased with collateral from securities on loan)	10.8%
Equity Real Estate Investment Trusts (REITs)	8.8
Insurance	8.5
Banks	8.1
Oil, Gas & Consumable Fuels	6.4
Chemicals	5.5
Electric Utilities	5.2
Household Durables	4.5
Metals & Mining	4.2
Food Products	4.0
Capital Markets	2.8
Media	2.7
Machinery	2.4
Technology Hardware, Storage & Peripherals	2.4
Multi-Utilities	2.2
Road & Rail	2.2
Health Care Providers & Services	2.1
Electronic Equipment, Instruments & Components	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.9
Containers & Packaging	1.7
Pharmaceuticals	1.6
Consumer Finance	1.5
Diversified Financial Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Gas Utilities	1.1
Thrifts & Mortgage Finance	1.0
Specialty Retail	0.9
Real Estate Management & Development	0.8
Textiles, Apparel & Luxury Goods	0.8
Life Sciences Tools & Services	0.8
Beverages	0.7

Auto Components	0.7%
Multiline Retail	0.7
Diversified Telecommunication Services	0.7
Professional Services	0.7
Trading Companies & Distributors	0.6
Interactive Media & Services	0.6
Automobiles	0.6
Internet & Direct Marketing Retail	0.6
Distributors	0.5
IT Services	0.5
Building Products	0.5
Health Care Equipment & Supplies	0.5
Unaffiliated Fund	0.4
Entertainment	0.4
Communications Equipment	0.4
Marine	0.4
Energy Equipment & Services	0.3
Airlines	0.3
Exchange-Traded Fund	0.3
Health Care Technology	0.3
Food & Staples Retailing	0.3
Construction & Engineering	0.2
Electrical Equipment	0.2
Aerospace & Defense	0.1
Biotechnology	0.1
Hotels, Restaurants & Leisure	0.1

110.9
Liabilities in excess of other assets	(10.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

20

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$25,700,222	$(25,700,222)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	21

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $25,700,222:
Unaffiliated investments (cost $218,689,244)	$250,909,424
Affiliated investments (cost $27,023,938)	27,034,612
Receivable for Fund shares sold	337,210
Dividends receivable	172,219
Prepaid expenses and other assets	28,126

Total Assets	278,481,591

Liabilities
Payable to broker for collateral for securities on loan	27,012,519
Payable for Fund shares purchased	514,492
Management fee payable	136,145
Accrued expenses and other liabilities	88,761
Distribution fee payable	32,406
Affiliated transfer agent fee payable	29,017
Directors’ fees payable	178

Total Liabilities	27,813,518

Net Assets	$250,668,073

Net assets were comprised of:
Common stock, at par	$11,420
Paid-in capital in excess of par	271,290,133
Total distributable earnings (loss)	(20,633,480)

Net assets, April 30, 2022	$250,668,073

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($124,340,695 ÷ 5,665,924 shares of common stock issued and outstanding)	$21.95
Maximum sales charge (5.50% of offering price)	1.28

Maximum offering price to public	$23.23

Class C
Net asset value, offering price and redemption price per share, ($6,269,336 ÷ 344,689 shares of common stock issued and outstanding)	$18.19

Class R
Net asset value, offering price and redemption price per share, ($275,542 ÷ 12,444 shares of common stock issued and outstanding)	$22.14

Class Z
Net asset value, offering price and redemption price per share, ($53,369,029 ÷ 2,401,043 shares of common stock issued and outstanding)	$22.23

Class R2
Net asset value, offering price and redemption price per share, ($42,884 ÷ 1,939 shares of common stock issued and outstanding)	$22.12

Class R4
Net asset value, offering price and redemption price per share, ($1,673,108 ÷ 75,546 shares of common stock issued and outstanding)	$22.15

Class R6
Net asset value, offering price and redemption price per share, ($64,697,479 ÷ 2,918,423 shares of common stock issued and outstanding)	$22.17

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	23

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,244 foreign withholding tax)	$3,358,092
Income from securities lending, net (including affiliated income of $11,330)	13,661
Affiliated dividend income	163

Total income	3,371,916

Expenses
Management fee	977,400
Distribution fee(a)	230,163
Shareholder servicing fees(a)	919
Transfer agent’s fees and expenses (including affiliated expense of $63,331)(a)	173,387
Registration fees(a)	38,162
Custodian and accounting fees	32,337
Shareholders’ reports	14,178
Audit fee	11,802
Legal fees and expenses	10,697
Directors’ fees	5,875
Miscellaneous	14,280

Total expenses	1,509,200
Less: Fee waiver and/or expense reimbursement(a)	(143,425)
Distribution fee waiver(a)	(32,562)

Net expenses	1,333,213

Net investment income (loss)	2,038,703

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(10,457))	15,268,713
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $5,399)	(18,724,220)

Net gain (loss) on investment transactions	(3,455,507)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,416,804)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	192,932	35,957	1,219	—	55	—	—
Shareholder servicing fees	—	—	—	—	22	897	—
Transfer agent’s fees and expenses	118,460	8,774	438	42,424	101	1,443	1,747
Registration fees	7,493	4,647	3,286	7,548	2,261	2,261	10,666
Fee waiver and/or expense reimbursement	(71,679)	(7,867)	(3,473)	(19,207)	(2,343)	(2,947)	(35,909)
Distribution fee waiver	(32,155)	—	(407)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,038,703	$3,242,308
Net realized gain (loss) on investment transactions	15,268,713	34,506,372
Net change in unrealized appreciation (depreciation) on investments	(18,724,220)	74,638,886

Net increase (decrease) in net assets resulting from operations	(1,416,804)	112,387,566

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,531,119)	(2,045,295)
Class C	(55,880)	(125,667)
Class R	(3,111)	(4,570)
Class Z	(898,720)	(1,068,337)
Class R2	(479)	(619)
Class R4	(23,576)	(57,980)
Class R6	(1,110,299)	(970,737)

	(3,623,184)	(4,273,205)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	37,665,686	87,450,417
Net asset value of shares issued in reinvestment of dividends and distributions	3,516,665	4,074,697
Cost of shares purchased	(56,930,089)	(118,322,013)

Net increase (decrease) in net assets from Fund share transactions	(15,747,738)	(26,796,899)

Total increase (decrease)	(20,787,726)	81,317,462

Net Assets:
Beginning of period	271,455,799	190,138,337

End of period	$250,668,073	$271,455,799

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	25

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.40		$13.95	$17.83	$20.17	$22.24	$19.48
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.23	0.29	0.30	0.30	0.28
Net realized and unrealized gain (loss) on investment transactions	(0.33)		8.52	(3.75)	(0.66)	(0.95)	3.11
Total from investment operations	(0.18)		8.75	(3.46)	(0.36)	(0.65)	3.39
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.30)	(0.42)	(0.41)	(0.32)	(0.25)
Distributions from net realized gains	-		-	-	(1.57)	(1.10)	(0.38)
Total dividends and distributions	(0.27)		(0.30)	(0.42)	(1.98)	(1.42)	(0.63)
Net asset value, end of period	$21.95		$22.40	$13.95	$17.83	$20.17	$22.24
Total Return(b):	(0.82)%		63.44%	(20.02)%	(0.95)%	(3.54)%	17.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,341		$128,832	$96,607	$173,162	$219,477	$268,067
Average net assets (000)	$129,687		$123,830	$125,104	$192,828	$259,013	$283,669
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13	%(e)	1.13%	1.14%	1.13%	1.18%	1.21%
Expenses before waivers and/or expense reimbursement	1.29	%(e)	1.33%	1.39%	1.32%	1.33%	1.34%
Net investment income (loss)	1.35	%(e)	1.13%	1.96%	1.69%	1.35%	1.31%
Portfolio turnover rate(f)	31%		81%	55%	58%	78%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.55		$11.63	$14.94	$17.24	$19.21	$16.93
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.05	0.15	0.16	0.11	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.28)		7.10	(3.16)	(0.61)	(0.79)	2.70
Total from investment operations	(0.22)		7.15	(3.01)	(0.45)	(0.68)	2.80
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.23)	(0.30)	(0.28)	(0.19)	(0.14)
Distributions from net realized gains	-		-	-	(1.57)	(1.10)	(0.38)
Total dividends and distributions	(0.14)		(0.23)	(0.30)	(1.85)	(1.29)	(0.52)
Net asset value, end of period	$18.19		$18.55	$11.63	$14.94	$17.24	$19.21
Total Return(b):	(1.18)%		62.09%	(20.65)%	(1.76)%	(4.22)%	16.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,269		$7,641	$6,823	$16,672	$42,595	$56,517
Average net assets (000)	$7,251		$8,011	$10,577	$27,709	$52,438	$59,943
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95	%(e)	1.95%	1.96%	1.94%	1.92%	1.96%
Expenses before waivers and/or expense reimbursement	2.17	%(e)	2.15%	2.19%	1.98%	1.97%	2.03%
Net investment income (loss)	0.62	%(e)	0.33%	1.17%	1.08%	0.60%	0.55%
Portfolio turnover rate(f)	31%		81%	55%	58%	78%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	27

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.56		$14.06	$17.96	$20.30	$22.38	$19.60
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.18	0.24	0.25	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.35)		8.58	(3.78)	(0.67)	(0.95)	3.15
Total from investment operations	(0.22)		8.76	(3.54)	(0.42)	(0.71)	3.37
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.26)	(0.36)	(0.35)	(0.27)	(0.21)
Distributions from net realized gains	-		-	-	(1.57)	(1.10)	(0.38)
Total dividends and distributions	(0.20)		(0.26)	(0.36)	(1.92)	(1.37)	(0.59)
Net asset value, end of period	$22.14		$22.56	$14.06	$17.96	$20.30	$22.38
Total Return(b):	(0.95)%		62.86%	(20.23)%	(1.29)%	(3.76)%	17.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$276		$352	$298	$491	$798	$740
Average net assets (000)	$328		$414	$386	$657	$888	$412
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.45	%(e)	1.45%	1.46%	1.45%	1.42%	1.44%
Expenses before waivers and/or expense reimbursement	3.84	%(e)	3.57%	4.44%	3.51%	3.42%	4.01%
Net investment income (loss)	1.14	%(e)	0.87%	1.58%	1.39%	1.07%	0.99%
Portfolio turnover rate(f)	31%		81%	55%	58%	78%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.71		$14.14	$18.06	$20.40	$22.48	$19.68
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.28	0.35	0.37	0.35	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.34)		8.63	(3.80)	(0.68)	(0.95)	3.14
Total from investment operations	(0.15)		8.91	(3.45)	(0.31)	(0.60)	3.48
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.34)	(0.47)	(0.46)	(0.38)	(0.30)
Distributions from net realized gains	-		-	-	(1.57)	(1.10)	(0.38)
Total dividends and distributions	(0.33)		(0.34)	(0.47)	(2.03)	(1.48)	(0.68)
Net asset value, end of period	$22.23		$22.71	$14.14	$18.06	$20.40	$22.48
Total Return(b):	(0.65)%		63.81%	(19.75)%	(0.64)%	(3.30)%	17.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,369		$65,489	$44,469	$178,692	$340,962	$429,566
Average net assets (000)	$58,643		$64,701	$86,918	$262,457	$414,839	$402,691
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.87%	0.88%	0.84%	0.93%	0.95%
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.95%	0.96%	0.88%	0.98%	1.02%
Net investment income (loss)	1.70	%(e)	1.37%	2.29%	2.02%	1.59%	1.55%
Portfolio turnover rate(f)	31%		81%	55%	58%	78%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	29

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 28, 2017(a) through October 31, 2018
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.56		$14.05	$17.95	$20.29	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.21	0.29	0.29	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.33)		8.59	(3.79)	(0.67)	(2.45)
Total from investment operations	(0.19)		8.80	(3.50)	(0.38)	(2.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.29)	(0.40)	(0.39)	-
Distributions from net realized gains	-		-	-	(1.57)	-
Total dividends and distributions	(0.25)		(0.29)	(0.40)	(1.96)	-
Net asset value, end of period	$22.12		$22.56	$14.05	$17.95	$20.29
Total Return(c):	(0.82)%		63.25%	(20.07)%	(1.07)%	(10.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43		$44	$33	$49	$48
Average net assets (000)	$44		$44	$36	$48	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23	%(e)	1.23%	1.24%	1.23%	1.26	%(e)
Expenses before waivers and/or expense reimbursement	11.86	%(e)	13.76%	42.28%	27.75%	150.41	%(e)
Net investment income (loss)	1.26	%(e)	1.02%	1.91%	1.61%	0.31	%(e)
Portfolio turnover rate(f)	31%		81%	55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 28, 2017(a) through October 31, 2018
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.62		$14.08	$17.99	$20.33	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.25	0.30	0.34	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.35)		8.61	(3.77)	(0.68)	(2.56)
Total from investment operations	(0.17)		8.86	(3.47)	(0.34)	(2.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.32)	(0.44)	(0.43)	-
Distributions from net realized gains	-		-	-	(1.57)	-
Total dividends and distributions	(0.30)		(0.32)	(0.44)	(2.00)	-
Net asset value, end of period	$22.15		$22.62	$14.08	$17.99	$20.33
Total Return(c):	(0.71)%		63.70%	(19.89)%	(0.79)%	(10.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,673		$1,778	$2,761	$3,363	$9
Average net assets (000)	$1,808		$2,631	$2,859	$1,861	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98	%(e)	0.98%	0.99%	0.98%	1.02	%(e)
Expenses before waivers and/or expense reimbursement	1.31	%(e)	1.29%	1.62%	1.68%	225.30	%(e)
Net investment income (loss)	1.55	%(e)	1.28%	2.00%	1.93%	1.14	%(e)
Portfolio turnover rate(f)	31%		81%	55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	31

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.66		$14.10	$18.01	$20.38	$22.45	$19.65
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.31	0.40	0.38	0.38	0.37
Net realized and unrealized gain (loss) on investment transactions	(0.33)		8.61	(3.82)	(0.69)	(0.94)	3.14
Total from investment operations	(0.13)		8.92	(3.42)	(0.31)	(0.56)	3.51
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.36)	(0.49)	(0.49)	(0.41)	(0.33)
Distributions from net realized gains	-		-	-	(1.57)	(1.10)	(0.38)
Total dividends and distributions	(0.36)		(0.36)	(0.49)	(2.06)	(1.51)	(0.71)
Net asset value, end of period	$22.17		$22.66	$14.10	$18.01	$20.38	$22.45
Total Return(b):	(0.56)%		64.08%	(19.68)%	(0.59)%	(3.12)%	18.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,697		$67,320	$39,149	$146,559	$202,697	$163,221
Average net assets (000)	$72,238		$58,904	$67,073	$186,689	$200,226	$125,192
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.74%	0.73%	0.78%	0.80%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.85%	0.86%	0.78%	0.83%	0.87%
Net investment income (loss)	1.77	%(e)	1.52%	2.54%	2.11%	1.71%	1.70%
Portfolio turnover rate(f)	31%		81%	55%	58%	78%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions Mid-Cap Value Fund (formerly known as PGIM QMA Mid-Cap Value Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital growth.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Quant Solutions Mid-Cap Value Fund	33

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

34

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Quant Solutions Mid-Cap Value Fund	35

Notes to Financial Statements  (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

36

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.73% of average daily net assets to $1 billion;	0.73%
0.71% of average daily net assets from $1 billion to $3 billion;
0.69% of average daily net assets from $3 billion to $5 billion;
0.67% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.13%
C	1.95
R	1.45
Z	0.95
R2	1.23
R4	0.98
R6	0.73

PGIM Quant Solutions Mid-Cap Value Fund	37

Notes to Financial Statements  (unaudited) (continued)

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$37,476	$2
C	—	382

PGIM Investments, PGIM Quantitative Solutions LLC, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

38

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$82,237,308	$98,821,869

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 987,512	$ 6,461,714	$ 7,449,226	$ —	$ —	$ —	—	$ 163

PGIM Quant Solutions Mid-Cap Value Fund	39

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$17,573,814	$185,296,438	$175,830,582	$5,399	$(10,457)	$27,034,612	27,056,257	$11,330	(2)
$18,561,326	$191,758,152	$183,279,808	$5,399	$(10,457)	$27,034,612		$11,493

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$248,532,566	$44,954,064	$(15,542,594)	$29,411,470

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $65,809,000 which can be carried forward for an unlimited period. The Fund utilized approximately $33,858,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

40

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 800,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	5,000,000
C	30,000,000
R	75,000,000
Z	190,000,000
T	75,000,000
R2	75,000,000
R4	75,000,000
R6	175,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	715	0.1%
Z	784	0.1
R2	518	26.7
R4	523	0.7
R6	496,896	17.0

PGIM Quant Solutions Mid-Cap Value Fund	41

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	33.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	352,372	$8,032,960

Shares issued in reinvestment of dividends and distributions	67,587	1,457,850

Shares purchased	(537,465)	(12,090,746)

Net increase (decrease) in shares outstanding before conversion	(117,506)	(2,599,936)

Shares issued upon conversion from other share class(es)	52,476	1,209,793

Shares purchased upon conversion into other share class(es)	(21,274)	(483,223)

Net increase (decrease) in shares outstanding	(86,304)	$(1,873,366)

Year ended October 31, 2021:

Shares sold	557,332	$11,356,692

Shares issued in reinvestment of dividends and distributions	112,162	1,901,140

Shares purchased	(1,874,854)	(36,137,585)

Net increase (decrease) in shares outstanding before conversion	(1,205,360)	(22,879,753)

Shares issued upon conversion from other share class(es)	86,136	1,715,186

Shares purchased upon conversion into other share class(es)	(53,429)	(1,095,424)

Net increase (decrease) in shares outstanding	(1,172,653)	$(22,259,991)

42

Share Class	Shares	Amount

Class C

Six months ended April 30, 2022:

Shares sold	21,686	$414,439

Shares issued in reinvestment of dividends and distributions	3,038	54,463

Shares purchased	(35,638)	(673,177)

Net increase (decrease) in shares outstanding before conversion	(10,914)	(204,275)

Shares purchased upon conversion into other share class(es)	(56,304)	(1,075,658)

Net increase (decrease) in shares outstanding	(67,218)	$(1,279,933)

Year ended October 31, 2021:

Shares sold	29,122	$506,877

Shares issued in reinvestment of dividends and distributions	8,843	125,035

Shares purchased	(108,368)	(1,710,674)

Net increase (decrease) in shares outstanding before conversion	(70,403)	(1,078,762)

Shares purchased upon conversion into other share class(es)	(104,283)	(1,731,571)

Net increase (decrease) in shares outstanding	(174,686)	$(2,810,333)

Class R

Six months ended April 30, 2022:

Shares sold	321	$7,404

Shares issued in reinvestment of dividends and distributions	143	3,111

Shares purchased	(3,637)	(83,526)

Net increase (decrease) in shares outstanding	(3,173)	$(73,011)

Year ended October 31, 2021:

Shares sold	10,448	$220,717

Shares issued in reinvestment of dividends and distributions	267	4,570

Shares purchased	(16,308)	(336,483)

Net increase (decrease) in shares outstanding	(5,593)	$(111,196)

PGIM Quant Solutions Mid-Cap Value Fund	43

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2022:

Shares sold	324,547	$7,520,467

Shares issued in reinvestment of dividends and distributions	40,707	888,638

Shares purchased	(861,054)	(19,784,877)

Net increase (decrease) in shares outstanding before conversion	(495,800)	(11,375,772)

Shares issued upon conversion from other share class(es)	19,953	459,722

Shares purchased upon conversion into other share class(es)	(6,703)	(157,049)

Net increase (decrease) in shares outstanding	(482,550)	$(11,073,099)

Year ended October 31, 2021:

Shares sold	1,671,413	$35,222,690

Shares issued in reinvestment of dividends and distributions	60,844	1,043,472

Shares purchased	(1,879,117)	(38,098,086)

Net increase (decrease) in shares outstanding before conversion	(146,860)	(1,831,924)

Shares issued upon conversion from other share class(es)	53,765	1,117,138

Shares purchased upon conversion into other share class(es)	(168,294)	(3,779,683)

Net increase (decrease) in shares outstanding	(261,389)	$(4,494,469)

Class R2

Six months ended April 30, 2022:

Shares sold	17	$382

Shares issued in reinvestment of dividends and distributions	22	479

Shares purchased	(57)	(1,342)

Net increase (decrease) in shares outstanding	(18)	$(481)

Year ended October 31, 2021:

Shares sold	132	$2,565

Shares issued in reinvestment of dividends and distributions	36	619

Shares purchased	(537)	(10,677)

Net increase (decrease) in shares outstanding	(369)	$(7,493)

44

Share Class	Shares	Amount

Class R4

Six months ended April 30, 2022:

Shares sold	7,927	$181,031

Shares issued in reinvestment of dividends and distributions	98	2,135

Shares purchased	(11,073)	(258,924)

Net increase (decrease) in shares outstanding	(3,048)	$(75,758)

Year ended October 31, 2021:

Shares sold	21,360	$423,125

Shares issued in reinvestment of dividends and distributions	1,920	32,820

Shares purchased	(140,736)	(2,969,114)

Net increase (decrease) in shares outstanding	(117,456)	$(2,513,169)

Class R6

Six months ended April 30, 2022:

Shares sold	938,222	$21,509,003

Shares issued in reinvestment of dividends and distributions	51,011	1,109,989

Shares purchased	(1,043,100)	(24,037,497)

Net increase (decrease) in shares outstanding before conversion	(53,867)	(1,418,505)

Shares issued upon conversion from other share class(es)	2,041	46,415

Net increase (decrease) in shares outstanding	(51,826)	$(1,372,090)

Year ended October 31, 2021:

Shares sold	1,873,736	$39,717,751

Shares issued in reinvestment of dividends and distributions	56,585	967,041

Shares purchased	(1,903,942)	(39,059,394)

Net increase (decrease) in shares outstanding before conversion	26,379	1,625,398

Shares issued upon conversion from other share class(es)	168,319	3,774,612

Shares purchased upon conversion into other share class(es)	(12)	(258)

Net increase (decrease) in shares outstanding	194,686	$5,399,752

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Quant Solutions Mid-Cap Value Fund	45

Notes to Financial Statements  (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 13 days that the Fund had loans outstanding during the period was approximately $2,542,615, borrowed at a weighted average interest rate of 1.48%. The maximum loan outstanding amount during the period was $8,586,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

46

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Quant Solutions Mid-Cap Value Fund	47

Notes to Financial Statements  (unaudited) (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative

48

investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Quant Solutions Mid-Cap Value Fund	49

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

50

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	SPRAX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX

CUSIP	74441L105	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022